PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about additions of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	$ 5,763	$ 29,046
Net change in deferred charges and deposits related to purchases of property, plant and equipment	258	(5,285)
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	94	7,681
Purchase of property, plant and equipment	4,731	29,142
RIGHT-OF-USE ASSETS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	$ 1,384	$ 2,300